Schedule of Investments (unaudited) December 31, 2019	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
Arconic Inc.	942,502	$29,000,786
BWX Technologies Inc.	59,345	3,684,138
Curtiss-Wright Corp.	105,374	14,846,143
Hexcel Corp.(a)	14,778	1,083,375
Huntington Ingalls Industries Inc.	20,727	5,199,990
L3Harris Technologies Inc.	269,819	53,389,085
Spirit AeroSystems Holdings Inc., Class A	25,095	1,828,924
Teledyne Technologies Inc.(a)(b)	87,987	30,491,015
Textron Inc.	564,250	25,165,550
TransDigm Group Inc.	22,565	12,636,400

		177,325,406

Air Freight & Logistics — 0.2%
CH Robinson Worldwide Inc.	78,054	6,103,823
Expeditors International of Washington Inc.	120,445	9,397,119
XPO Logistics Inc.(a)(b)	93,566	7,457,210

		22,958,152

Airlines — 0.8%
Alaska Air Group Inc.	159,509	10,806,735
American Airlines Group Inc.(a)	864,728	24,800,399
Copa Holdings SA, Class A, NVS	76,339	8,250,719
JetBlue Airways Corp.(b)	643,484	12,046,020
United Airlines Holdings Inc.(b)	442,653	38,993,303

		94,897,176

Auto Components — 1.1%
Aptiv PLC	589,940	56,026,602
BorgWarner Inc.	507,742	22,025,848
Gentex Corp.	623,990	18,083,230
Goodyear Tire & Rubber Co. (The)	566,597	8,813,416
Lear Corp.	149,293	20,483,000

		125,432,096

Automobiles — 0.2%
Harley-Davidson Inc.	379,442	14,111,448
Thor Industries Inc.	128,989	9,582,593

		23,694,041

Banks — 5.9%
Associated Banc-Corp.	384,063	8,464,749
Bank of Hawaii Corp.	98,409	9,364,600
Bank OZK	296,065	9,031,463
BankUnited Inc.	229,492	8,390,228
BOK Financial Corp.	78,766	6,884,148
CIT Group Inc.	215,967	9,854,574
Citizens Financial Group Inc.	1,064,503	43,229,467
Comerica Inc.	330,929	23,744,156
Commerce Bancshares Inc.	248,554	16,886,759
Cullen/Frost Bankers Inc.	137,719	13,466,164
East West Bancorp. Inc.	358,846	17,475,800
Fifth Third Bancorp.	1,744,573	53,628,174
First Citizens BancShares Inc./NC, Class A	17,122	9,112,500
First Hawaiian Inc.	321,156	9,265,351
First Horizon National Corp.	760,303	12,590,618
First Republic Bank/CA	334,666	39,306,522
FNB Corp.	789,445	10,025,951
Huntington Bancshares Inc./OH	2,518,392	37,977,351
KeyCorp	2,413,548	48,850,211
M&T Bank Corp.	323,928	54,986,778
PacWest Bancorp.	287,155	10,989,422
People’s United Financial Inc.	1,089,888	18,419,107

Security	Shares	Value

Banks (continued)
Pinnacle Financial Partners Inc.(a)	182,672	$11,691,008
Popular Inc.	232,316	13,648,565
Prosperity Bancshares Inc.	198,021	14,235,730
Regions Financial Corp.	2,363,528	40,558,140
Signature Bank/New York NY	66,749	9,118,581
Sterling Bancorp./DE	493,325	10,399,291
SVB Financial Group(b)	118,228	29,679,957
Synovus Financial Corp.	317,094	12,430,085
TCF Financial Corp.	372,328	17,424,950
Texas Capital Bancshares Inc.(b)	122,311	6,943,595
Umpqua Holdings Corp.	536,910	9,503,307
Webster Financial Corp.	222,771	11,887,061
Western Alliance Bancorp.	207,987	11,855,259
Wintrust Financial Corp.	136,881	9,704,863
Zions Bancorp. N.A.	411,585	21,369,493

		702,393,978

Beverages — 0.2%
Brown-Forman Corp., Class A	8,115	509,378
Brown-Forman Corp., Class B, NVS(a)	27,670	1,870,492
Molson Coors Brewing Co., Class B	428,382	23,089,790

		25,469,660

Biotechnology — 0.4%
Agios Pharmaceuticals Inc.(a)(b)	131,307	6,269,909
Alkermes PLC(b)	380,066	7,753,346
Alnylam Pharmaceuticals Inc.(a)(b)	42,132	4,852,343
Bluebird Bio Inc.(a)(b)	134,212	11,777,103
Exelixis Inc.(b)	430,120	7,578,714
Moderna Inc.(a)(b)	48,932	957,110
United Therapeutics Corp.(a)(b)	105,286	9,273,591

		48,462,116

Building Products — 0.8%
Allegion PLC(a)	57,024	7,101,769
AO Smith Corp.	277,592	13,224,483
Fortune Brands Home & Security Inc.	232,871	15,215,791
Lennox International Inc.	7,790	1,900,526
Masco Corp.	698,473	33,519,719
Owens Corning	265,371	17,280,960
Resideo Technologies Inc.(b)	299,776	3,576,328

		91,819,576

Capital Markets — 3.5%
Affiliated Managers Group Inc.	119,808	10,152,530
Ameriprise Financial Inc.	267,382	44,540,494
BGC Partners Inc., Class A	736,678	4,375,867
Cboe Global Markets Inc.	205,069	24,608,280
E*TRADE Financial Corp.	452,061	20,510,008
Eaton Vance Corp., NVS	272,228	12,710,325
Evercore Inc., Class A	61,042	4,563,500
Franklin Resources Inc.	676,625	17,578,718
Interactive Brokers Group Inc., Class A	136,230	6,351,043
Invesco Ltd.	933,486	16,784,078
Janus Henderson Group PLC	381,261	9,321,831
Lazard Ltd., Class A	157,378	6,288,825
Legg Mason Inc.	214,316	7,696,088
Nasdaq Inc.	282,543	30,260,355
Northern Trust Corp.	479,556	50,948,029
Raymond James Financial Inc.	233,140	20,856,704
SEI Investments Co.	165,080	10,809,438
State Street Corp.	892,625	70,606,638
T Rowe Price Group Inc.	399,593	48,686,411

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Virtu Financial Inc., Class A	78,356	$1,252,912

		418,902,074

Chemicals — 2.9%
Albemarle Corp.	257,494	18,807,362
Ashland Global Holdings Inc.	147,277	11,271,109
Axalta Coating Systems Ltd.(b)	348,220	10,585,888
Cabot Corp.	140,692	6,685,684
Celanese Corp.	295,266	36,353,150
CF Industries Holdings Inc.	481,014	22,963,608
Chemours Co. (The)	398,215	7,203,709
Corteva Inc.(b)	1,843,887	54,505,300
Eastman Chemical Co.	337,360	26,739,154
Element Solutions Inc.(b)	339,807	3,968,946
FMC Corp.	316,822	31,625,172
Huntsman Corp.	535,192	12,930,239
International Flavors & Fragrances Inc.	262,626	33,884,006
Mosaic Co. (The)	845,796	18,303,025
NewMarket Corp.	1,640	797,893
Olin Corp.	387,668	6,687,273
RPM International Inc.	261,920	20,104,979
Valvoline Inc.	459,391	9,835,561
Westlake Chemical Corp.	86,038	6,035,566

		339,287,624

Commercial Services & Supplies — 0.6%
ADT Inc.(a)	287,811	2,282,341
Clean Harbors Inc.(b)	126,604	10,856,293
IAA Inc.(a)(b)	29,593	1,392,647
KAR Auction Services Inc.	24,096	525,052
Republic Services Inc.	490,429	43,957,151
Stericycle Inc.(a)(b)	217,616	13,886,077

		72,899,561

Communications Equipment — 0.7%
Ciena Corp.(b)	378,496	16,157,994
CommScope Holding Co. Inc.(a)(b)	465,379	6,603,728
EchoStar Corp., Class A(a)(b)	121,094	5,244,581
F5 Networks Inc.(b)	10,753	1,501,657
Juniper Networks Inc.	813,435	20,034,904
Motorola Solutions Inc.	109,494	17,643,863
ViaSat Inc.(a)(b)	138,490	10,136,776

		77,323,503

Construction & Engineering — 0.6%
AECOM(a)(b)	385,489	16,626,141
Fluor Corp.	340,753	6,433,417
Jacobs Engineering Group Inc.	324,200	29,122,886
Quanta Services Inc.	265,900	10,824,789
Valmont Industries Inc.	52,284	7,831,097

		70,838,330

Construction Materials — 0.3%
Eagle Materials Inc.(a)	16,604	1,505,319
Martin Marietta Materials Inc.	106,379	29,747,823
Vulcan Materials Co.	25,924	3,732,797

		34,985,939

Consumer Finance — 1.2%
Ally Financial Inc.	932,084	28,484,487
Credit Acceptance Corp.(a)(b)	2,832	1,252,679
Discover Financial Services	497,804	42,223,735
Navient Corp.	475,907	6,510,408
OneMain Holdings Inc.	158,861	6,695,991

Security	Shares	Value

Consumer Finance (continued)
Santander Consumer USA Holdings Inc.	249,030	$5,819,831
SLM Corp.	1,031,117	9,187,252
Synchrony Financial	1,153,506	41,537,751

		141,712,134

Containers & Packaging — 1.5%
AptarGroup Inc.	94,134	10,883,773
Ardagh Group SA	50,143	981,800
Avery Dennison Corp.	13,321	1,742,653
Berry Global Group Inc.(b)	197,969	9,401,548
Crown Holdings Inc.(b)	134,177	9,733,200
Graphic Packaging Holding Co.	704,002	11,721,633
International Paper Co.	965,909	44,480,109
O-I Glass Inc.	377,620	4,505,007
Packaging Corp. of America	230,014	25,759,268
Sealed Air Corp.	351,253	13,990,407
Silgan Holdings Inc.	189,446	5,887,982
Sonoco Products Co.	243,072	15,002,404
Westrock Co.	625,540	26,841,921

		180,931,705

Distributors — 0.5%
Genuine Parts Co.	345,666	36,720,099
LKQ Corp.(b)	645,218	23,034,283

		59,754,382

Diversified Consumer Services — 0.5%
frontdoor Inc.(b)	206,863	9,809,443
Graham Holdings Co., Class B	10,223	6,532,395
Grand Canyon Education Inc.(a)(b)	104,960	10,054,118
H&R Block Inc.	421,151	9,888,626
Service Corp. International/U.S.	276,630	12,733,279
ServiceMaster Global Holdings Inc.(a)(b)	279,815	10,817,648

		59,835,509

Diversified Financial Services — 0.5%
AXA Equitable Holdings Inc.	1,020,414	25,285,859
Jefferies Financial Group Inc.	648,136	13,850,666
Voya Financial Inc.	306,563	18,694,212

		57,830,737

Diversified Telecommunication Services — 0.4%
CenturyLink Inc.	2,678,216	35,379,234
GCI Liberty Inc., Class A(b)	242,518	17,182,400

		52,561,634

Electric Utilities — 4.7%
Alliant Energy Corp.	588,682	32,212,679
Avangrid Inc.	137,033	7,010,608
Edison International	859,809	64,838,197
Entergy Corp.	488,235	58,490,553
Evergy Inc.	557,711	36,301,409
Eversource Energy	795,363	67,661,530
FirstEnergy Corp.	1,328,605	64,570,203
Hawaiian Electric Industries Inc.	263,907	12,366,682
IDACORP Inc.	122,558	13,089,194
OGE Energy Corp.	491,797	21,870,213
PG&E Corp.(b)	1,296,184	14,089,520
Pinnacle West Capital Corp.	274,179	24,656,918
PPL Corp.	1,775,638	63,709,891
Xcel Energy Inc.	1,288,961	81,836,134

		562,703,731

Electrical Equipment — 0.5%
Acuity Brands Inc.	71,510	9,868,380

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
AMETEK Inc.	113,638	$11,334,254
GrafTech International Ltd.	149,298	1,734,843
Hubbell Inc.	59,967	8,864,322
nVent Electric PLC	370,707	9,482,685
Regal Beloit Corp.	99,746	8,539,255
Sensata Technologies Holding PLC(a)(b)	224,487	12,093,115

		61,916,854

Electronic Equipment, Instruments & Components — 1.5%
Arrow Electronics Inc.(a)(b)	197,825	16,763,691
Avnet Inc.	245,048	10,399,837
Coherent Inc.(a)(b)	58,474	9,727,150
Corning Inc.	1,268,853	36,936,311
Dolby Laboratories Inc., Class A	132,738	9,132,374
FLIR Systems Inc.	305,819	15,923,995
IPG Photonics Corp.(a)(b)	80,828	11,713,594
Jabil Inc.	284,930	11,776,157
Littelfuse Inc.	57,468	10,993,628
National Instruments Corp.	299,618	12,685,826
SYNNEX Corp.	100,660	12,965,008
Trimble Inc.(b)	513,459	21,406,106

		180,423,677

Energy Equipment & Services — 1.3%
Apergy Corp.(a)(b)	188,261	6,359,457
Baker Hughes Co.	1,593,761	40,848,094
Halliburton Co.	2,139,655	52,357,358
Helmerich & Payne Inc.	259,872	11,805,985
National Oilwell Varco Inc.(a)	949,888	23,794,694
Patterson-UTI Energy Inc.	479,309	5,032,745
Transocean Ltd.(b)	1,410,743	9,705,912

		149,904,245

Entertainment — 0.7%
Cinemark Holdings Inc.	260,544	8,819,414
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	60,565	2,651,536
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	483,535	22,225,686
Lions Gate Entertainment Corp., Class A(b)	128,091	1,365,450
Lions Gate Entertainment Corp., Class B, NVS(b)	277,555	2,756,121
Madison Square Garden Co. (The), Class A(b)	41,282	12,144,752
Take-Two Interactive Software Inc.(b)	147,791	18,094,052
Zynga Inc., Class A(b)	1,653,690	10,120,583

		78,177,594

Equity Real Estate Investment Trusts (REITs) — 13.4%
Alexandria Real Estate Equities Inc.	278,810	45,050,120
American Campus Communities Inc.	337,954	15,893,977
American Homes 4 Rent, Class A	357,734	9,376,208
Apartment Investment & Management Co., Class A	361,353	18,663,882
Apple Hospitality REIT Inc.	511,813	8,316,961
AvalonBay Communities Inc.	341,740	71,662,878
Boston Properties Inc.	379,913	52,374,806
Brandywine Realty Trust	424,658	6,688,363
Brixmor Property Group Inc.	733,869	15,858,909
Camden Property Trust	229,376	24,336,794
Colony Capital Inc.	1,100,599	5,227,845
Columbia Property Trust Inc.	283,693	5,932,021
CoreSite Realty Corp.	20,296	2,275,588
Corporate Office Properties Trust	272,644	8,010,281
Cousins Properties Inc.	360,422	14,849,386
CubeSmart	470,013	14,796,009

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CyrusOne Inc.	275,794	$18,045,201
Digital Realty Trust Inc.	510,252	61,097,574
Douglas Emmett Inc.	405,775	17,813,522
Duke Realty Corp.	900,231	31,211,009
Empire State Realty Trust Inc., Class A	373,770	5,217,829
EPR Properties	191,665	13,539,216
Equity Commonwealth	293,364	9,631,140
Equity Residential	897,782	72,648,519
Essex Property Trust Inc.	160,831	48,387,615
Extra Space Storage Inc.	59,559	6,290,622
Federal Realty Investment Trust	183,447	23,615,132
Gaming and Leisure Properties Inc.	497,984	21,438,211
Healthcare Trust of America Inc., Class A	504,028	15,261,968
Healthpeak Properties Inc.	1,208,966	41,673,058
Highwoods Properties Inc.	248,737	12,165,727
Host Hotels & Resorts Inc.	1,741,408	32,303,118
Hudson Pacific Properties Inc.	376,304	14,167,846
Invitation Homes Inc.	1,313,905	39,377,733
Iron Mountain Inc.	623,342	19,865,910
JBG SMITH Properties	299,678	11,954,155
Kilroy Realty Corp.	254,410	21,344,999
Kimco Realty Corp.	993,553	20,576,483
Liberty Property Trust	383,463	23,026,953
Life Storage Inc.	113,843	12,326,920
Macerich Co. (The)	344,293	9,268,368
Medical Properties Trust Inc.	1,256,696	26,528,853
Mid-America Apartment Communities Inc.	279,251	36,822,037
National Retail Properties Inc.	418,634	22,447,155
Omega Healthcare Investors Inc.	532,829	22,565,308
Outfront Media Inc.	300,361	8,055,682
Paramount Group Inc.	473,547	6,591,774
Park Hotels & Resorts Inc.	581,613	15,046,328
Rayonier Inc.	315,618	10,339,646
Realty Income Corp.	802,054	59,055,236
Regency Centers Corp.	408,951	25,800,719
Retail Properties of America Inc., Class A	519,153	6,956,650
Service Properties Trust	396,835	9,654,996
SITE Centers Corp.	367,055	5,146,111
SL Green Realty Corp.	195,469	17,959,692
Spirit Realty Capital Inc.	242,697	11,935,838
STORE Capital Corp.	524,493	19,532,119
Sun Communities Inc.	168,451	25,284,495
Taubman Centers Inc.	142,385	4,426,750
UDR Inc.	676,840	31,608,428
Ventas Inc.	914,976	52,830,714
VEREIT Inc.	2,620,907	24,217,181
VICI Properties Inc.	1,138,173	29,080,320
Vornado Realty Trust	424,970	28,260,505
Weingarten Realty Investors	294,833	9,210,583
Welltower Inc.	994,483	81,328,820
Weyerhaeuser Co.	1,829,781	55,259,386
WP Carey Inc.	418,584	33,503,463

		1,601,011,645

Food & Staples Retailing — 0.8%
Casey’s General Stores Inc.	67,210	10,685,718
Grocery Outlet Holding Corp.(a)(b)	65,403	2,122,327
Kroger Co. (The)	1,952,454	56,601,642
Sprouts Farmers Market Inc.(a)(b)	151,244	2,926,571

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
U.S. Foods Holding Corp.(a)(b)	537,017	$22,495,642

		94,831,900

Food Products — 3.3%
Archer-Daniels-Midland Co.	1,367,776	63,396,418
Beyond Meat Inc.(a)(b)	116,039	8,772,548
Bunge Ltd.	336,925	19,390,034
Campbell Soup Co.	176,219	8,708,743
Conagra Brands Inc.	1,185,759	40,600,388
Flowers Foods Inc.	474,845	10,323,130
Hain Celestial Group Inc. (The)(a)(b)	203,425	5,279,896
Hershey Co. (The)	44,763	6,579,266
Hormel Foods Corp.	683,229	30,820,460
Ingredion Inc.	162,930	15,144,344
JM Smucker Co. (The)	270,064	28,121,764
Kellogg Co.	373,552	25,834,856
Lamb Weston Holdings Inc.	265,217	22,816,619
McCormick & Co. Inc./MD, NVS	106,995	18,160,261
Pilgrim’s Pride Corp.(b)	83,794	2,741,321
Post Holdings Inc.(b)	87,238	9,517,666
Seaboard Corp.	678	2,881,873
TreeHouse Foods Inc.(a)(b)	112,450	5,453,825
Tyson Foods Inc., Class A	706,610	64,329,774

		388,873,186

Gas Utilities — 0.5%
Atmos Energy Corp.	287,975	32,212,883
National Fuel Gas Co.	199,340	9,277,284
UGI Corp.	512,711	23,154,029

		64,644,196

Health Care Equipment & Supplies — 1.8%
Cantel Medical Corp.(a)	39,010	2,765,809
Cooper Companies Inc. (The)	103,368	33,211,105
DENTSPLY SIRONA Inc.	548,980	31,066,778
Envista Holdings Corp.(b)	124,674	3,695,337
Hill-Rom Holdings Inc.	78,670	8,931,405
Hologic Inc.(b)	127,365	6,649,727
ICU Medical Inc.(a)(b)	32,562	6,093,001
Integra LifeSciences Holdings Corp.(a)(b)	172,738	10,067,171
Steris PLC	194,625	29,664,742
West Pharmaceutical Services Inc.	43,893	6,598,435
Zimmer Biomet Holdings Inc.	503,448	75,356,097

		214,099,607

Health Care Providers & Services — 2.3%
Acadia Healthcare Co. Inc.(a)(b)	211,713	7,033,106
Cardinal Health Inc.	716,773	36,254,378
Centene Corp.(a)(b)	163,659	10,289,241
Covetrus Inc.(a)(b)	236,221	3,118,117
DaVita Inc.(a)(b)	242,781	18,215,858
Encompass Health Corp.	119,072	8,248,118
Henry Schein Inc.(a)(b)	312,961	20,880,758
Laboratory Corp. of America Holdings(b)	222,823	37,694,967
McKesson Corp.	394,711	54,596,426
MEDNAX Inc.(a)(b)	204,008	5,669,382
Molina Healthcare Inc.(a)(b)	33,658	4,567,054
Premier Inc., Class A(a)(b)	150,616	5,705,334
Quest Diagnostics Inc.	330,512	35,295,377
Universal Health Services Inc., Class B(a)	191,724	27,504,725
WellCare Health Plans Inc.(b)	11,771	3,886,902

		278,959,743

Security	Shares	Value

Health Care Technology — 0.0%
Change Healthcare Inc.(a)(b)	57,635	$944,638

Hotels, Restaurants & Leisure — 2.0%
Aramark	601,454	26,103,104
Caesars Entertainment Corp.(a)(b)	1,410,223	19,179,033
Choice Hotels International Inc.	46,289	4,787,671
Dunkin’ Brands Group Inc.	14,238	1,075,538
Extended Stay America Inc.	441,735	6,564,182
Hilton Grand Vacations Inc.(b)	180,859	6,219,741
Hyatt Hotels Corp., Class A	88,482	7,937,720
International Game Technology PLC	239,209	3,580,959
MGM Resorts International	1,118,612	37,216,221
Norwegian Cruise Line Holdings Ltd.(b)	413,895	24,175,607
Royal Caribbean Cruises Ltd.	421,300	56,247,763
Six Flags Entertainment Corp.	175,801	7,930,383
Vail Resorts Inc.	10,783	2,586,087
Wyndham Destinations Inc.	219,214	11,331,172
Wyndham Hotels & Resorts Inc.	160,218	10,063,293
Wynn Resorts Ltd.	40,996	5,693,114
Yum China Holdings Inc.	172,003	8,257,864

		238,949,452

Household Durables — 1.8%
DR Horton Inc.	822,736	43,399,324
Garmin Ltd.	357,077	34,836,432
Leggett & Platt Inc.	323,950	16,466,378
Lennar Corp., Class A	396,224	22,105,337
Lennar Corp., Class B	20,766	928,240
Mohawk Industries Inc.(a)(b)	145,293	19,815,059
Newell Brands Inc.	938,012	18,028,591
PulteGroup Inc.	621,740	24,123,512
Toll Brothers Inc.	317,202	12,532,651
Whirlpool Corp.	152,488	22,496,555

		214,732,079

Household Products — 0.2%
Clorox Co. (The)	57,581	8,840,987
Energizer Holdings Inc.	155,176	7,792,939
Spectrum Brands Holdings Inc.	102,136	6,566,323

		23,200,249

Independent Power and Renewable Electricity Producers — 0.7%
AES Corp./VA	1,630,731	32,451,547
NRG Energy Inc.	616,897	24,521,656
Vistra Energy Corp.	1,035,936	23,816,168

		80,789,371

Industrial Conglomerates — 0.0%
Carlisle Companies Inc.	18,321	2,965,071

Insurance — 6.0%
Alleghany Corp.(b)	30,326	24,247,760
American Financial Group Inc./OH	179,816	19,716,824
American National Insurance Co.	18,628	2,192,143
Arch Capital Group Ltd.(a)(b)	813,852	34,906,112
Arthur J Gallagher & Co.	355,962	33,898,261
Assurant Inc.	149,409	19,584,532
Assured Guaranty Ltd.	228,179	11,185,335
Athene Holding Ltd., Class A(a)(b)	210,105	9,881,238
Axis Capital Holdings Ltd.	182,503	10,847,978
Brighthouse Financial Inc.(a)(b)	264,548	10,378,218
Brown & Brown Inc.	537,545	21,222,277
Cincinnati Financial Corp.	371,958	39,111,384
CNA Financial Corp.	68,654	3,076,386

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Erie Indemnity Co., Class A, NVS	20,215	$3,355,690
Everest Re Group Ltd.	68,579	18,985,410
Fidelity National Financial Inc.	651,090	29,526,932
First American Financial Corp.	267,241	15,585,495
Globe Life Inc.	261,336	27,505,614
Hanover Insurance Group Inc. (The)	96,517	13,190,978
Hartford Financial Services Group Inc. (The)	881,217	53,551,557
Kemper Corp.	125,318	9,712,145
Lincoln National Corp.	492,003	29,033,097
Loews Corp.(a)	627,328	32,928,447
Markel Corp.(b)	30,612	34,994,720
Mercury General Corp.	67,818	3,304,771
Old Republic International Corp.	697,958	15,613,320
Primerica Inc.	28,508	3,722,004
Principal Financial Group Inc.	679,159	37,353,745
Reinsurance Group of America Inc.	153,669	25,057,267
RenaissanceRe Holdings Ltd.	65,995	12,936,340
Unum Group	508,526	14,828,618
White Mountains Insurance Group Ltd.	7,598	8,475,645
Willis Towers Watson PLC	316,740	63,962,476
WR Berkley Corp.	353,437	24,422,497

		718,295,216

Interactive Media & Services — 0.3%
IAC/InterActiveCorp.(b)	76,252	18,995,136
TripAdvisor Inc.	25,180	764,968
Zillow Group Inc., Class A(a)(b)	137,418	6,285,499
Zillow Group Inc., Class C, NVS(a)(b)	306,834	14,095,954

		40,141,557

Internet & Direct Marketing Retail — 0.1%
Expedia Group Inc.	44,574	4,820,233
Qurate Retail Inc., Series A(a)(b)	937,138	7,900,073

		12,720,306

IT Services — 1.4%
Akamai Technologies Inc.(b)	33,672	2,908,587
Alliance Data Systems Corp.	88,066	9,881,005
Amdocs Ltd.	331,193	23,908,823
CACI International Inc., Class A(b)	60,348	15,086,397
CoreLogic Inc.(b)	186,688	8,160,132
DXC Technology Co.	626,704	23,557,803
Jack Henry & Associates Inc.	22,462	3,272,040
Leidos Holdings Inc.	327,325	32,041,844
Sabre Corp.	552,898	12,407,031
VeriSign Inc.(b)	80,003	15,414,978
Western Union Co. (The)	801,029	21,451,557

		168,090,197

Leisure Products — 0.1%
Brunswick Corp./DE	198,256	11,891,395
Mattel Inc.(a)(b)	260,328	3,527,444
Polaris Inc.	14,598	1,484,617

		16,903,456

Life Sciences Tools & Services — 1.3%
Adaptive Biotechnologies Corp.(a)(b)	11,692	349,825
Agilent Technologies Inc.	688,628	58,746,855
Avantor Inc.(a)(b)	223,556	4,057,541
Bio-Rad Laboratories Inc., Class A(a)(b)	52,006	19,243,780
IQVIA Holdings Inc.(b)	248,063	38,328,214
PerkinElmer Inc.(a)	210,551	20,444,502

Security	Shares	Value

Life Sciences Tools & Services (continued)
QIAGEN NV(b)	544,249	$18,395,616

		159,566,333

Machinery — 4.4%
AGCO Corp.	155,067	11,978,926
Colfax Corp.(b)	226,113	8,225,991
Crane Co.	123,117	10,634,846
Cummins Inc.	367,959	65,849,943
Dover Corp.	199,339	22,975,813
Flowserve Corp.	250,591	12,471,914
Fortive Corp.	563,615	43,054,550
Gardner Denver Holdings Inc.(a)(b)	324,486	11,902,146
Gates Industrial Corp. PLC(a)(b)	122,757	1,689,136
IDEX Corp.	92,593	15,925,996
Ingersoll-Rand PLC	34,686	4,610,463
ITT Inc.	217,134	16,048,374
Lincoln Electric Holdings Inc.	8,338	806,535
Nordson Corp.	13,081	2,130,110
Oshkosh Corp.	166,305	15,740,768
PACCAR Inc.	832,743	65,869,971
Parker-Hannifin Corp.	314,272	64,683,463
Pentair PLC	409,523	18,784,820
Snap-on Inc.	133,692	22,647,425
Stanley Black & Decker Inc.	372,002	61,655,612
Timken Co. (The)	163,600	9,212,316
Trinity Industries Inc.	246,313	5,455,833
WABCO Holdings Inc.(b)	20,714	2,806,747
Westinghouse Air Brake Technologies Corp.	318,317	24,765,063
Woodward Inc.	24,316	2,879,987

		522,806,748

Marine — 0.1%
Kirby Corp.(a)(b)	144,728	12,957,498

Media — 2.3%
Discovery Inc., Class A(a)(b)	380,238	12,448,992
Discovery Inc., Class C, NVS(a)(b)	826,871	25,211,297
DISH Network Corp., Class A(a)(b)	636,424	22,573,959
Fox Corp., Class A, NVS	772,610	28,640,653
Fox Corp., Class B(b)	359,118	13,071,895
Interpublic Group of Companies Inc. (The)	862,185	19,916,474
John Wiley & Sons Inc., Class A	107,687	5,224,973
Liberty Broadband Corp., Class A(a)(b)	60,596	7,547,838
Liberty Broadband Corp., Class C, NVS(b)	259,306	32,607,730
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	205,781	9,947,454
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	379,587	18,273,318
New York Times Co. (The), Class A(a)	320,583	10,313,155
News Corp., Class A, NVS	937,351	13,254,143
News Corp., Class B	295,540	4,288,285
Nexstar Media Group Inc., Class A	25,375	2,975,219
Omnicom Group Inc.	249,224	20,192,128
Sinclair Broadcast Group Inc., Class A	8,983	299,493
ViacomCBS Inc., Class A	6,576	295,065
ViacomCBS Inc., Class B, NVS	599,551	25,163,155

		272,245,226

Metals & Mining — 2.0%
Alcoa Corp.(b)	452,891	9,741,685
Freeport-McMoRan Inc.	3,562,133	46,735,185
Newmont Goldcorp Corp.	2,006,421	87,178,992
Nucor Corp.	749,607	42,187,882

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Reliance Steel & Aluminum Co.	160,679	$19,242,917
Royal Gold Inc.	110,174	13,468,772
Steel Dynamics Inc.	504,189	17,162,594
U.S. Steel Corp.(a)	418,914	4,779,809

		240,497,836

Mortgage Real Estate Investment — 1.0%
AGNC Investment Corp.	1,324,722	23,421,085
Annaly Capital Management Inc.	3,501,036	32,979,759
Chimera Investment Corp.	454,046	9,335,186
MFA Financial Inc.	1,093,782	8,367,432
New Residential Investment Corp.	1,025,669	16,523,527
Starwood Property Trust Inc.	673,265	16,737,368
Two Harbors Investment Corp.	661,430	9,670,107

		117,034,464

Multi-Utilities — 4.6%
Ameren Corp.	602,209	46,249,651
CenterPoint Energy Inc.	1,234,182	33,656,143
CMS Energy Corp.	695,693	43,717,348
Consolidated Edison Inc.	816,939	73,908,471
DTE Energy Co.	455,934	59,212,149
MDU Resources Group Inc.	487,031	14,469,691
NiSource Inc.	917,672	25,547,989
Public Service Enterprise Group Inc.	1,238,983	73,161,946
Sempra Energy	693,104	104,991,394
WEC Energy Group Inc.	774,417	71,424,480

		546,339,262

Multiline Retail — 0.5%
Dollar General Corp.	37,975	5,923,340
Dollar Tree Inc.(a)(b)	266,036	25,020,686
Kohl’s Corp.	388,729	19,805,743
Macy’s Inc.	753,367	12,807,239

		63,557,008

Oil, Gas & Consumable Fuels — 4.5%
Antero Midstream Corp.	620,019	4,705,944
Antero Resources Corp.(a)(b)	643,530	1,834,061
Apache Corp.	926,199	23,701,432
Cabot Oil & Gas Corp.	365,258	6,359,142
Centennial Resource Development Inc./DE, Class A(a)(b)	500,205	2,310,947
Cheniere Energy Inc.(b)	241,330	14,738,023
Chesapeake Energy Corp.(a)(b)	3,177,441	2,623,295
Cimarex Energy Co.	243,805	12,797,324
Concho Resources Inc.	488,894	42,812,448
Continental Resources Inc./OK	213,654	7,328,332
Devon Energy Corp.	938,269	24,366,846
Diamondback Energy Inc.	310,692	28,850,859
EQT Corp.	619,838	6,756,234
Equitrans Midstream Corp.	446,267	5,962,127
Hess Corp.	660,569	44,132,615
HollyFrontier Corp.	365,809	18,550,174
Kosmos Energy Ltd.	881,940	5,027,058
Marathon Oil Corp.	1,966,234	26,701,458
Murphy Oil Corp.	365,780	9,802,904
Noble Energy Inc.	1,165,090	28,940,836
ONEOK Inc.	688,267	52,081,164
Parsley Energy Inc., Class A	280,620	5,306,524
PBF Energy Inc., Class A	290,770	9,121,455
Pioneer Natural Resources Co.	231,678	35,069,099
Range Resources Corp.(a)	505,630	2,452,306

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp.	563,522	$23,008,603
Williams Companies Inc. (The)	2,979,457	70,672,720
WPX Energy Inc.(a)(b)	1,022,201	14,045,042

		530,058,972

Paper & Forest Products — 0.1%
Domtar Corp.	139,363	5,329,241

Personal Products — 0.2%
Coty Inc., Class A	703,733	7,916,996
Herbalife Nutrition Ltd.(a)(b)	206,534	9,845,476
Nu Skin Enterprises Inc., Class A	133,768	5,481,813

		23,244,285

Pharmaceuticals — 1.0%
Catalent Inc.(b)	357,753	20,141,494
Elanco Animal Health Inc.(b)	918,626	27,053,536
Horizon Therapeutics PLC(b)	402,932	14,586,138
Jazz Pharmaceuticals PLC(b)	15,627	2,332,798
Mylan NV(b)	1,267,339	25,473,514
Nektar Therapeutics(a)(b)	348,754	7,527,855
Perrigo Co. PLC	312,259	16,131,300

		113,246,635

Professional Services — 0.5%
Equifax Inc.	44,918	6,293,910
IHS Markit Ltd.(b)	361,212	27,217,324
ManpowerGroup Inc.	145,287	14,107,368
Nielsen Holdings PLC	770,236	15,635,791

		63,254,393

Real Estate Management & Development — 0.5%
CBRE Group Inc., Class A(b)	519,143	31,818,274
Howard Hughes Corp. (The)(a)(b)	67,452	8,552,914
Jones Lang LaSalle Inc.(a)	112,537	19,591,566

		59,962,754

Road & Rail — 1.0%
AMERCO	21,814	8,198,137
JB Hunt Transport Services Inc.	144,689	16,896,781
Kansas City Southern	242,100	37,080,036
Knight-Swift Transportation Holdings Inc.	304,884	10,927,043
Landstar System Inc.	9,855	1,122,189
Lyft Inc., Class A(a)(b)	415,262	17,864,571
Old Dominion Freight Line Inc.	92,309	17,518,402
Ryder System Inc.	126,689	6,880,480
Schneider National Inc., Class B	135,022	2,946,180

		119,433,819

Semiconductors & Semiconductor Equipment — 2.4%
Cree Inc.(a)(b)	243,513	11,238,125
Cypress Semiconductor Corp.	902,233	21,049,096
First Solar Inc.(a)(b)	201,923	11,299,611
Lam Research Corp.	43,140	12,614,136
Marvell Technology Group Ltd.(a)	1,625,426	43,171,314
Maxim Integrated Products Inc.	416,568	25,623,098
Microchip Technology Inc.	411,016	43,041,595
MKS Instruments Inc.	132,166	14,539,582
ON Semiconductor Corp.(a)(b)	1,003,387	24,462,575
Qorvo Inc.(b)	284,168	33,028,847
Skyworks Solutions Inc.	397,920	48,100,570

		288,168,549

Software — 0.6%
2U Inc.(a)(b)	85,735	2,056,783

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
CERENCE Inc.(a)(b)	86,772	$1,963,650
Ceridian HCM Holding Inc.(a)(b)	42,565	2,889,312
Citrix Systems Inc.	33,623	3,728,791
Dynatrace Inc.(b)	28,925	731,802
LogMeIn Inc.	116,909	10,023,778
Medallia Inc.(a)(b)	8,066	250,933
NortonLifeLock Inc.	1,425,309	36,373,886
Nuance Communications Inc.(a)(b)	706,988	12,605,596
SolarWinds Corp.(a)(b)	78,022	1,447,308
SS&C Technologies Holdings Inc.(a)	51,857	3,184,020

		75,255,859

Specialty Retail — 1.5%
Advance Auto Parts Inc.	123,533	19,785,045
AutoNation Inc.(a)(b)	131,163	6,378,457
Best Buy Co. Inc.	439,009	38,544,990
CarMax Inc.(b)	211,870	18,574,643
Dick’s Sporting Goods Inc.	154,864	7,664,219
Foot Locker Inc.	260,510	10,157,285
Gap Inc. (The)	528,629	9,346,161
L Brands Inc.	468,350	8,486,502
Penske Automotive Group Inc.	85,123	4,274,877
Tiffany & Co.	296,808	39,668,389
Urban Outfitters Inc.(a)(b)	168,079	4,667,554
Williams-Sonoma Inc.	155,535	11,422,491

		178,970,613

Technology Hardware, Storage & Peripherals — 1.0%
Hewlett Packard Enterprise Co.	3,218,502	51,045,442
Western Digital Corp.	732,945	46,520,019
Xerox Holdings Corp.(b)	438,817	16,179,183

		113,744,644

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.(b)	203,039	7,745,938
Carter’s Inc.	59,996	6,559,963
Columbia Sportswear Co.(a)	26,001	2,605,040
Hanesbrands Inc.	196,305	2,915,129
PVH Corp.(a)	181,756	19,111,643
Ralph Lauren Corp.	120,311	14,102,855
Skechers U.S.A. Inc., Class A(a)(b)	204,420	8,828,900
Tapestry Inc.	676,898	18,255,939
Under Armour Inc., Class A(a)(b)	156,523	3,380,897
Under Armour Inc., Class C, NVS(a)(b)	161,478	3,097,148

		86,603,452

Thrifts & Mortgage Finance — 0.2%
MGIC Investment Corp.	847,200	12,004,824
New York Community Bancorp. Inc.	1,105,170	13,284,143
TFS Financial Corp.	118,541	2,332,887

		27,621,854

Security	Shares	Value

Trading Companies & Distributors — 0.7%
Air Lease Corp.	240,441	$11,425,756
Fastenal Co.	134,829	4,981,932
HD Supply Holdings Inc.(b)	405,866	16,323,930
MSC Industrial Direct Co. Inc., Class A	107,455	8,431,994
United Rentals Inc.(a)(b)	53,149	8,863,659
Univar Solutions Inc.(b)	414,760	10,053,782
Watsco Inc.	79,517	14,324,988
WESCO International Inc.(a)(b)	103,482	6,145,796

		80,551,837

Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	178,867	7,662,662

Water Utilities — 0.7%
American Water Works Co. Inc.	443,745	54,514,073
Aqua America Inc.	530,681	24,910,166

		79,424,239

Wireless Telecommunication Services — 0.1%
Sprint Corp.(b)	1,381,512	7,197,678
Telephone & Data Systems Inc.	244,129	6,208,200
U.S. Cellular Corp.(a)(b)	35,424	1,283,412

		14,689,290

Total Common Stocks — 99.7% (Cost: $10,433,482,617)		11,874,820,776

Short-Term Investments

Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(d)(e)	351,945,944	352,086,722
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	20,562,666	20,562,666

		372,649,388

Total Short-Term Investments — 3.1% (Cost: $372,584,086)		372,649,388

Total Investments in Securities — 102.8% (Cost: $10,806,066,703)		12,247,470,164

Other Assets, Less Liabilities — (2.8)%		(337,113,264)

Net Assets — 100.0%		$11,910,356,900

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell Mid-Cap Value ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	219,772,537	132,173,407	351,945,944	$352,086,722	$2,022,905	(a)	$(26,021)	$(2,572)
BlackRock Cash Funds: Treasury, SL Agency Shares	16,938,186	3,624,480	20,562,666	20,562,666	303,019		—	—

				$372,649,388	$2,325,924		$(26,021)	$(2,572)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	66	03/20/20	$10,663	$87,210
S&P MidCap 400 E-Mini	119	03/20/20	24,571	109,253

				$196,463

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$11,874,820,776	$—	$—	$11,874,820,776
Money Market Funds	372,649,388	—	—	372,649,388

	$12,247,470,164	$—	$—	$12,247,470,164

Derivative financial instruments(a)
Assets
Futures Contracts	$196,463	$—	$—	$196,463

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares